Selected Quarterly Financial Data (Tables)	12 Months Ended
Jan. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

For the fiscal years ended January 31,	First	Second	Third	Fourth	Total
Revenues:
2013 (as presented)	$1,148,283	$1,155,788	$1,128,866	$1,099,255	$4,532,192
2013 (as corrected)	1,168,657	1,182,930	1,156,679	1,099,255	4,607,521
2012	1,198,705	1,297,358	1,264,536	1,153,622	4,914,221
Purchased transportation costs:
2013 (as presented)	742,516	749,717	725,264	728,162	2,945,659
2013 (as corrected)	762,890	776,859	753,077	728,162	3,020,988
2012	788,128	853,962	821,161	747,101	3,210,352
Operating income/(loss):
2013(1):	23,540	33,030	22,680	(107,545)	(28,295)
2012	18,793	39,741	48,281	21,855	128,670
Provision for income taxes:
2013(1):	6,474	10,047	7,378	27,992	51,891
2012	4,235	11,259	13,971	6,185	35,650
Net income/(loss) attributable to UTi Worldwide Inc.:
2013(1)(2):	12,886	18,883	10,548	(142,823)	(100,506)
2012	8,743	22,873	28,536	12,381	72,533
Basic earnings/(loss) per share(3):
2013(1)(2):	0.13	0.18	0.10	(1.38)	(0.97)

2012	0.09	0.22	0.28	0.12	0.71

Diluted earnings/(loss) per share:
2013(1)(2):	0.12	0.18	0.10	(1.38)	(0.97)

2012	0.08	0.22	0.28	0.12	0.70

Other comprehensive (loss)/income attributable to UTi Worldwide Inc.:
2013	(68)	(24,856)	(2,152)	(9,289)	(36,365)
2012	42,995	(9,369)	(42,842)	(11,651)	(20,867)

(1)	Amounts in the fourth quarter of fiscal 2013 include goodwill and intangible asset impairments. Refer to Note 7, “Goodwill and Other Intangible Assets” in the consolidated financial statements.

(2)	Amounts in the fourth quarter of fiscal 2013 include valuation allowances for deferred tax assets of $3,177.

(3)	The basic earnings per share amounts for the quarters do not add to the total fiscal year ended January 31, 2013 amount due to the effects of rounding.